UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 93.8%
BASIC MATERIALS — 9.7%
Chemicals — 4.0%
Agricultural Chemicals — 0.6%
CF Industries, Inc.
	6.875% 05/01/18	320,000	344,400
	7.125% 05/01/20	255,000	278,906
Phibro Animal Health Corp.
	9.250% 07/01/18 (b)	455,000	470,925
			1,094,231
Chemicals-Diversified — 3.1%
Georgia Gulf Corp.
	9.000% 01/15/17 (b)	780,000	817,050
INVISTA
	9.250% 05/01/12 (b)	886,000	897,075
Koppers, Inc.
	7.875% 12/01/19	565,000	589,012
NOVA Chemicals Corp.
	3.748% 11/15/13 (11/15/10) (c)(d)	525,000	502,031
	6.500% 01/15/12	1,355,000	1,409,200
	8.375% 11/01/16	475,000	499,938
Olin Corp.
	8.875% 08/15/19	375,000	405,938
Westlake Chemical Corp.
	6.625% 01/15/16	894,000	900,705
			6,020,949
Chemicals-Specialty — 0.3%
Huntsman International LLC
	5.500% 06/30/16	515,000	493,113
			493,113
Chemicals Total			7,608,293
Forest Products & Paper — 4.8%
Forestry — 0.2%
Weyerhaeuser Co.
	6.950% 10/01/27	465,000	458,623
			458,623
Paper & Related Products — 4.6%
ABI Escrow Corp.
	10.250% 10/15/18 (b)	765,000	778,387
Bowater, Inc.
	9.375% 12/15/21 (e)	690,000	196,650

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Domtar Corp.
7.875% 10/15/11	1,115,000	1,176,325
Georgia-Pacific Corp.
7.000% 01/15/15 (b)	1,735,000	1,804,400
7.250% 06/01/28	130,000	133,575
7.375% 12/01/25	155,000	160,425
8.000% 01/15/24	2,106,000	2,363,985
8.875% 05/15/31	335,000	381,900
Smurfit Capital Funding PLC
7.500% 11/20/25	1,873,000	1,676,335
		8,671,982
Forest Products & Paper Total		9,130,605
Iron/Steel — 0.3%
Steel-Producers — 0.3%
Ryerson, Inc.
12.000% 11/01/15	455,000	468,650
		468,650
Iron/Steel Total		468,650
Metals & Mining — 0.6%
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	425,000	474,406
		474,406
Metal-Diversified — 0.4%
Allegheny Technologies, Inc.
8.375% 12/15/11	690,000	726,979
		726,979
Metals & Mining Total		1,201,385
BASIC MATERIALS TOTAL		18,408,933
COMMUNICATIONS — 13.5%
Media — 4.5%
Cable TV — 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
8.000% 04/30/12 (b)	1,235,000	1,309,100
Charter Communications Term Loan C Extended
3.790% 09/06/16	869,036	847,576
Charter Term Loan Incremental Term Loan
2.260% 03/06/14 (f)	107,050	104,407

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
CSC Holdings LLC
	8.500% 04/15/14	300,000		330,375
Rainbow National Services LLC
	10.375% 09/01/14 (b)	1,675,000		1,742,000
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	365,000	403,316
Videotron Ltee
	6.375% 12/15/15	1,475,000		1,508,188
	6.875% 01/15/14	350,000		355,250
				6,600,212
Multimedia — 0.6%
Lamar Media Corp.
	7.875% 04/15/18	575,000		603,750
	9.750% 04/01/14	495,000		566,775
				1,170,525
Publishing-Newspapers — 0.2%
Morris Publishing Group LLC
	PIK,
	10.000% 09/01/14	474,074		452,741
				452,741
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc.
	PIK,
	11.500% 07/15/11 (10/15/10) (c)(d)(g)	63,139		1,648
				1,648
Television — 0.2%
CW Media Holdings, Inc.
	13.500% 08/15/15 (b)	285,000		325,612
ION Media Networks, Inc.
	PIK,
	10.070% 01/15/13 (b)(e)(g)	351,319		35
				325,647
Media Total				8,550,773
Telecommunication Services — 9.0%
Cellular Telecommunications — 0.8%
iPCS, Inc.
	2.591% 05/01/13 (11/01/10) (c)(d)	65,000		61,750
MetroPCS Wireless, Inc.
	7.875% 09/01/18	375,000		386,250
Millicom International Cellular SA
	10.000% 12/01/13	655,000		673,831

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
NII Capital Corp.
	10.000% 08/15/16	350,000	398,125
			1,519,956
Media — 1.5%
Nielsen Finance LLC
	2.258% 08/09/13 (10/12/10) (c)(d)(f)	1,043,472	1,004,768
	10.000% 08/01/14	90,000	94,612
Quebecor Media, Inc.
	7.750% 03/15/16	1,635,000	1,686,094
	9.750% 01/15/49 (g)	1,855,000	96,460
			2,881,934
Satellite Telecommunications — 1.7%
Inmarsat Finance PLC
	7.375% 12/01/17 (b)	485,000	506,825
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13	1,030,000	1,041,587
	8.875% 01/15/15 (b)	1,660,000	1,709,800
			3,258,212
Telecommunication Equipment — 0.5%
Lucent Technologies, Inc.
	6.450% 03/15/29	1,295,000	942,113
	6.500% 01/15/28	80,000	57,800
			999,913
Telecommunication Services — 2.9%
American Tower Corp.
	7.250% 05/15/19	335,000	394,044
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17 (b)	1,405,000	1,552,525
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	745,000	804,600
GCI, Inc.
	7.250% 02/15/14	1,130,000	1,152,600
	8.625% 11/15/19	60,000	64,050
Sable International Finance Ltd.
	7.750% 02/15/17 (b)	730,000	770,150
SBA Telecommunications, Inc.
	8.250% 08/15/19	355,000	390,500

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
tw telecom holdings, Inc.
	8.000% 03/01/18	360,000	377,100
			5,505,569
Telephone-Integrated — 1.6%
Qwest Corp.
	8.875% 03/15/12	391,000	429,122
Sprint Capital Corp.
	6.875% 11/15/28	565,000	516,975
	8.750% 03/15/32	780,000	819,000
Virgin Media Finance PLC
	8.375% 10/15/19	235,000	257,913
	9.500% 08/15/16	875,000	988,750
			3,011,760
Telecommunication Services Total			17,177,344
COMMUNICATIONS TOTAL			25,728,117
CONSUMER CYCLICAL — 14.9%
Airlines — 0.1%
Delta Air Lines, Inc.
	1.000% 12/27/15 (h)	215,000	3,763
	2.875% 02/06/24 (h)	470,000	8,272
	2.875% 02/18/49 (h)	275,000	4,840
	8.000% 06/03/23 (h)	280,000	4,928
	8.000% 06/03/49 (h)	690,000	12,144
	8.300% 12/15/29 (h)	40,000	700
	9.250% 03/15/49 (h)	280,000	4,900
	9.750% 05/15/49 (h)	1,535,000	26,862
	10.000% 08/15/49 (h)	285,000	4,987
	10.125% 05/15/49 (h)	1,705,000	29,837
	10.375% 12/15/22 (h)	275,000	4,813
	10.375% 02/01/49 (h)	470,000	8,225
Northwest Airlines, Inc.
	7.625% 11/15/23 (h)	500,000	1,250
	7.875% 03/15/13 (h)	944,300	2,455
	8.700% 03/15/49 (h)	35,000	91
	8.875% 06/01/49 (h)	405,100	1,053
	10.000% 02/01/49 (h)	2,035,600	5,293
Airlines Total			124,413

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Apparel — 0.9%
Apparel Manufacturers — 0.3%
Hanesbrands, Inc.
	8.000% 12/15/16	475,000	501,719
			501,719
Textile-Apparel — 0.6%
Unifi, Inc.
	11.500% 05/15/14	1,136,000	1,187,120
			1,187,120
Apparel Total			1,688,839
Auto Manufacturers — 1.0%
Auto-Cars/Light Trucks — 1.0%
Ford Holdings LLC
	9.300% 03/01/30	210,000	233,625
Ford Motor Co.
	3.010% 12/16/13 (10/15/10) (c)(d)(f)	1,836,979	1,799,953
			2,033,578
Auto Manufacturers Total			2,033,578
Auto Parts & Equipment — 2.2%
Auto/Truck Parts & Equipment-Original — 1.3%
Collins & Aikman Products Co.
	12.875% 08/15/12 (b)(e)(g)	620,000	62
Cooper-Standard Automotive, Inc.
	8.500% 05/01/18 (b)	390,000	404,625
Lear Corp.
	7.875% 03/15/18	125,000	132,500
	8.125% 03/15/20	155,000	165,656
	8.750% 12/01/16 (g)	595,000	893
Tenneco Automotive, Inc.
	7.750% 08/15/18 (b)	375,000	384,375
	8.625% 11/15/14	190,000	194,750
Titan International, Inc.
	7.875% 10/01/17 (b)	380,000	383,800
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	765,000	807,075
			2,473,736
Auto/Truck Parts & Equipment-Replacement — 0.3%
Affinia Group, Inc.
	10.750% 08/15/16 (b)	530,000	589,625
			589,625

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Rubber-Tires — 0.6%
Goodyear Tire & Rubber Co.
	8.250% 08/15/20	665,000	699,912
	10.500% 05/15/16	435,000	492,638
			1,192,550
Auto Parts & Equipment Total			4,255,911
Distribution/Wholesale — 0.6%
ACE Hardware Corp.
	9.125% 06/01/16 (b)	595,000	635,162
American Tire Distributors, Inc.
	9.750% 06/01/17 (b)	435,000	463,275
Distribution/Wholesale Total			1,098,437
Entertainment — 3.8%
Casino Services — 1.0%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14	425,000	414,375
Greektown Superholdings, Inc.
	13.000% 07/01/15 (b)	525,000	570,281
Peninsula Gaming LLC
	8.375% 08/15/15	360,000	374,400
	10.750% 08/15/17	540,000	570,375
			1,929,431
Gambling (Non-Hotel) — 1.9%
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	237,000	214,485
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,025,000	937,875
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	250,000	197,813
Penn National Gaming, Inc.
	6.750% 03/01/15	810,000	810,000
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	685,000	662,737
San Pasqual Casino
	8.000% 09/15/13 (b)	40,000	39,250
Seminole Hard Rock Entertainment, Inc.
	2.792% 03/15/14 (12/15/10) (b)(c)(d)	760,000	666,900
			3,529,060

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
9.300% 07/01/15 (g)	35,541	35,292
		35,292
Professional Sports — 0.4%
MU Finance PLC
8.375% 02/01/17 (b)	775,000	755,625
		755,625
Racetracks — 0.2%
Speedway Motorsports, Inc.
8.750% 06/01/16	420,000	453,600
		453,600
Resorts/Theme Parks — 0.3%
Vail Resorts, Inc.
6.750% 02/15/14	475,000	485,094
		485,094
Entertainment Total		7,188,102
Home Furnishings — 0.2%
Sealy Mattress Co.
10.875% 04/15/16 (b)	306,000	346,545
Home Furnishings Total		346,545
Housewares — 0.4%
Libbey Glass, Inc.
10.000% 02/15/15 (b)	725,000	779,375
Housewares Total		779,375
Leisure Time — 0.2%
Recreational Centers — 0.2%
Town Sports International, Inc.
11.000% 02/01/14	404,000	382,790
		382,790
Leisure Time Total		382,790
Lodging — 1.9%
Casino Hotels — 0.6%
Ameristar Casinos, Inc.
9.250% 06/01/14	295,000	314,913
MGM Resorts International
13.000% 11/15/13	210,000	246,750

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Seneca Gaming Corp.
	7.250% 05/01/12	615,000	605,775
			1,167,438
Hotels & Motels — 1.3%
Host Hotels & Resorts LP
	6.375% 03/15/15	635,000	650,081
	7.125% 11/01/13	255,000	259,463
ITT Corp.
	7.375% 11/15/15	420,000	460,950
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	210,000	225,750
	7.875% 05/01/12	795,000	852,637
			2,448,881
Lodging Total			3,616,319
Office Furnishings — 0.3%
Office Furnishings-Original — 0.3%
Interface, Inc.
	9.500% 02/01/14	245,000	253,269
	11.375% 11/01/13	295,000	334,825
			588,094
Office Furnishings Total			588,094
Retail — 3.3%
Retail-Apparel/Shoe — 0.2%
Phillips-Van Heusen Corp.
	7.375% 05/15/20	370,000	389,888
			389,888
Retail-Automobiles — 1.4%
Asbury Automotive Group, Inc.
	3.000% 09/15/12	480,000	469,200
	7.625% 03/15/17	170,000	165,750
AutoNation, Inc.
	6.750% 04/15/18	465,000	476,625
Sonic Automotive, Inc.
	8.625% 08/15/13	87,000	88,523
	9.000% 03/15/18	555,000	575,812
United Auto Group, Inc.
	7.750% 12/15/16	870,000	849,337
			2,625,247
Retail-Miscellaneous/Diversified — 0.7%
Sally Holdings LLC
	9.250% 11/15/14	460,000	484,150

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Susser Holdings LLC
8.500% 05/15/16	735,000	764,400
		1,248,550
Retail-Propane Distributors — 0.3%
AmeriGas Partners LP
7.125% 05/20/16	390,000	406,575
7.250% 05/20/15	135,000	139,725
		546,300
Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc.
7.125% 11/15/23	445,000	465,025
		465,025
Retail-Restaurants — 0.1%
Roadhouse Financing, Inc.
10.750% 10/15/17 (b)	285,000	292,125
		292,125
Retail-Vitamins/Nutritional Supplements — 0.4%
NBTY, Inc.
7.125% 10/01/15	770,000	798,875
		798,875
Retail Total		6,366,010
CONSUMER CYCLICAL TOTAL		28,468,413
CONSUMER NON-CYCLICAL — 16.8%
Agriculture — 0.3%
Tobacco — 0.3%
Alliance One International, Inc.
10.000% 07/15/16	585,000	633,263
		633,263
Agriculture Total		633,263
Beverages — 0.9%
Beverages-Non-Alcoholic — 0.8%
Cott Beverages USA, Inc.
8.125% 09/01/18 (b)	545,000	577,019
Cott Beverages, Inc.
8.375% 11/15/17 (b)	925,000	980,500
		1,557,519
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc.
7.250% 05/15/17	47,000	50,114

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
8.375% 12/15/14	85,000	93,818
		143,932
Beverages Total		1,701,451
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
8.000% 09/15/16	340,000	368,900
		368,900
Biotechnology Total		368,900
Commercial Services — 3.4%
Commercial Services — 1.3%
KAR Holdings, Inc.
4.466% 05/01/14 (11/01/10) (c)(d)	475,000	439,375
8.750% 05/01/14	65,000	67,681
10.000% 05/01/15	1,330,000	1,396,500
Quintiles Transnational Corp.
PIK,
9.500% 12/30/14 (b)	565,000	580,538
		2,484,094
Commercial Services-Finance — 1.0%
Lender Processing Services, Inc.
8.125% 07/01/16	895,000	964,362
National Money Mart Co.
10.375% 12/15/16	840,000	894,600
		1,858,962
Consulting Services — 0.2%
FTI Consulting, Inc.
7.750% 10/01/16	325,000	338,000
		338,000
Private Corrections — 0.2%
Corrections Corp. of America
7.750% 06/01/17	355,000	381,625
		381,625
Schools — 0.7%
Knowledge Learning Corp., Inc.
7.750% 02/01/15 (b)	1,435,000	1,420,650
		1,420,650
Commercial Services Total		6,483,331

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 2.0%
Fisheries — 0.3%
American Seafoods Group LLC/American Seafoods Finance, Inc.
	10.750% 05/15/16 (b)	550,000	561,000
			561,000
Food-Meat Products — 0.9%
Smithfield Foods, Inc.
	7.000% 08/01/11	240,000	247,200
	10.000% 07/15/14 (b)	450,000	517,500
Tyson Foods, Inc.
	10.500% 03/01/14	800,000	963,000
			1,727,700
Food-Miscellaneous/Diversified — 0.2%
B&G Foods, Inc.
	7.625% 01/15/18	390,000	406,088
			406,088
Food-Retail — 0.4%
American Stores Co.
	7.900% 05/01/17	350,000	338,625
	8.000% 06/01/26	210,000	176,662
Stater Brothers Holdings
	7.750% 04/15/15	165,000	169,125
			684,412
Food-Wholesale/Distributor — 0.2%
C&S Group Enterprises LLC
	8.375% 05/01/17 (b)	450,000	439,312
			439,312
Food Total			3,818,512
Healthcare Products — 3.2%
Diagnostic Kits — 0.1%
Alere, Inc.
	8.625% 10/01/18 (b)	225,000	228,375
			228,375
Medical Products — 3.1%
Biomet, Inc.
	10.000% 10/15/17	535,000	590,506
	11.625% 10/15/17	570,000	634,838
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	1,115,000	1,212,562
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	995,000	1,044,750
Invacare Corp.
	9.750% 02/15/15	610,000	651,175

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	875,000	916,562
Universal Hospital Services, Inc.
	4.134% 06/01/15 (12/01/10) (c)(d)	380,000	326,800
	PIK,
	8.500% 06/01/15	495,000	498,094
			5,875,287
Healthcare Products Total			6,103,662
Healthcare Services — 3.1%
Medical-HMO — 0.4%
Multiplan, Inc.
	9.875% 09/01/18 (b)	755,000	788,975
			788,975
Medical-Hospitals — 2.0%
Capella Healthcare, Inc.
	9.250% 07/01/17 (b)	380,000	406,600
Community Health Systems, Inc.
	2.549% 07/25/14 (11/30/10) (c)(d)(f)	1,260,666	1,195,421
	2.549% 07/14/25 (11/30/10) (c)(d)	48,471	45,962
	2.549% 12/29/99 (11/30/10) (c)(d)	25,000	23,706
	8.875% 07/15/15	715,000	759,687
HCA, Inc.
	6.300% 10/01/12	1,170,000	1,187,550
	6.750% 07/15/13	115,000	117,300
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	120,000	121,800
			3,858,026
Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc.
	9.125% 04/15/15	470,000	498,200
			498,200
Medical-Outpatient/Home Medical — 0.2%
Gentiva Health Services, Inc.
	11.500% 09/01/18 (b)	365,000	389,638
			389,638

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	8.125% 02/15/20	390,000	405,600
			405,600
Healthcare Services Total			5,940,439
Household Products/Wares — 1.6%
Consumer Products-Miscellaneous — 1.3%
Central Garden & Pet Co.
	8.250% 03/01/18	725,000	740,406
Jarden Corp.
	7.500% 05/01/17	720,000	745,200
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (b)	885,000	949,163
			2,434,769
Soap & Cleaning Preparations — 0.3%
Diversey, Inc.
	8.250% 11/15/19	485,000	518,950
			518,950
Household Products/Wares Total			2,953,719
Pharmaceuticals — 2.1%
Medical-Drugs — 1.5%
Catalent Pharma Solutions, Inc.
	PIK,
	9.500% 04/15/15 (10/15/10) (c)(d)	1,217,459	1,229,634
Lantheus Medical Imaging, Inc.
	9.750% 05/15/17 (b)	385,000	396,550
Valeant Pharmaceuticals International
	6.750% 10/01/17 (b)	285,000	290,700
	7.000% 10/01/20 (b)	285,000	291,412
	8.375% 06/15/16	545,000	632,200
			2,840,496
Medical-Generic Drugs — 0.4%
Mylan, Inc.
	7.625% 07/15/17 (b)	785,000	835,044
			835,044

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmacy Services — 0.2%
BioScrip, Inc.
10.250% 10/01/15	380,000	388,550
		388,550
Pharmaceuticals Total		4,064,090
CONSUMER NON-CYCLICAL TOTAL		32,067,367
DIVERSIFIED — 0.3%
Diversified Holding Companies — 0.3%
Diversified Operations — 0.3%
Leucadia National Corp.
7.125% 03/15/17	515,000	516,287
		516,287
Diversified Holding Companies Total		516,287
DIVERSIFIED TOTAL		516,287
ENERGY — 12.7%
Coal — 1.0%
Consol Energy, Inc.
8.000% 04/01/17 (b)	885,000	958,012
Peabody Energy Corp.
7.375% 11/01/16	530,000	577,700
7.875% 11/01/26	345,000	380,363
Coal Total		1,916,075
Energy-Alternate Sources — 0.3%
Energy-Alternate Sources — 0.3%
Headwaters, Inc.
11.375% 11/01/14	580,000	617,700
		617,700
Energy-Alternate Sources Total		617,700
Oil & Gas — 8.2%
Oil & Gas Drilling — 0.2%
Pioneer Drilling Co.
9.875% 03/15/18 (b)	370,000	378,325
		378,325
Oil Companies-Exploration & Production — 7.4%
Berry Petroleum Co.
10.250% 06/01/14	525,000	591,937
Chaparral Energy, Inc.
8.500% 12/01/15	875,000	850,937
Comstock Resources, Inc.
6.875% 03/01/12	385,000	385,493

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Concho Resources, Inc.
	8.625% 10/01/17	235,000	249,100
Continental Resources, Inc.
	7.375% 10/01/20 (b)	375,000	395,625
Denbury Resources, Inc.
	9.750% 03/01/16	375,000	420,938
Forest Oil Corp.
	8.000% 12/15/11	160,000	169,200
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	730,000	737,300
Hilcorp Energy LP/Hilcorp Finance Co.
	9.000% 06/01/16 (b)	540,000	560,250
Linn Energy LLC
	9.875% 07/01/18	555,000	609,112
	11.750% 05/15/17	295,000	338,513
Mariner Energy, Inc.
	7.500% 04/15/13	450,000	466,313
Newfield Exploration Co.
	6.625% 09/01/14	1,015,000	1,037,837
	6.625% 04/15/16	820,000	852,800
PetroHawk Energy Corp.
	7.875% 06/01/15	405,000	424,238
Petroquest Energy, Inc.
	10.000% 09/01/17	430,000	434,300
Plains Exploration & Production Co.
	10.000% 03/01/16	630,000	718,200
Range Resources Corp.
	6.375% 03/15/15	660,000	674,850
	7.500% 05/15/16	260,000	271,700
	7.500% 10/01/17	380,000	404,700
Rosetta Resources, Inc.
	9.500% 04/15/18	575,000	592,250
Stone Energy Corp.
	6.750% 12/15/14	645,000	593,400
	8.625% 02/01/17	200,000	196,500
W&T Offshore, Inc.
	8.250% 06/15/14 (b)	510,000	489,600
Whiting Petroleum Corp.
	7.000% 02/01/14	1,520,000	1,603,600
			14,068,693

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil Refining & Marketing — 0.6%
Frontier Oil Corp.
	8.500% 09/15/16	550,000	572,000
Holly Corp.
	9.875% 06/15/17	540,000	571,725
			1,143,725
Oil & Gas Total			15,590,743
Oil & Gas Services — 1.1%
Oil-Field Services — 1.1%
American Petroleum Tankers LLC/AP Tankers Co.
	10.250% 05/01/15 (b)	395,000	403,887
Complete Production Services, Inc.
	8.000% 12/15/16	915,000	942,450
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (b)	860,000	819,150
			2,165,487
Oil & Gas Services Total			2,165,487
Pipelines — 2.1%
Copano Energy LLC/Copano Energy Finance Corp.
	7.750% 06/01/18	1,145,000	1,156,450
	8.125% 03/01/16	170,000	173,400
Crosstex Energy LP/Crosstex Energy Finance Corp.
	8.875% 02/15/18	265,000	277,588
MarkWest Energy Partners LP
	6.875% 11/01/14	1,155,000	1,170,881
	8.500% 07/15/16	640,000	675,200
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	174,186
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	311,000	324,218
Pipelines Total			3,951,923
ENERGY TOTAL			24,241,928

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — 9.4%
Banks — 0.6%
Commercial Banks-Central U.S. — 0.4%
CapitalSource, Inc.
	12.750% 07/15/14 (b)	570,000	662,625
			662,625
Mortgage Banks — 0.2%
Provident Funding Associates
	10.250% 04/15/17 (b)	380,000	391,400
			391,400
Banks Total			1,054,025
Diversified Financial Services — 6.0%
Finance-Auto Loans — 4.8%
Ally Financial, Inc.
	6.875% 09/15/11	350,000	360,938
	7.250% 03/02/11	446,000	453,805
	8.000% 11/01/31	1,150,000	1,233,375
	8.300% 02/12/15 (b)	310,000	337,900
AmeriCredit Corp.
	8.500% 07/01/15	615,000	646,519
Credit Acceptance Corp.
	9.125% 02/01/17 (b)	455,000	477,750
Daimler Chrysler 2nd Lien
	6.760% 08/03/13 (10/15/10) (c)(d)(f)	895,000	893,555
Ford Motor Credit Co.
	5.542% 06/15/11 (12/15/10) (c)(d)	675,000	691,875
	7.250% 10/25/11	100,000	104,973
	7.800% 06/01/12	150,000	159,527
	8.125% 01/15/20	1,905,000	2,188,969
	12.000% 05/15/15	285,000	358,948
GMAC, Inc.
	6.750% 12/01/14	1,182,000	1,231,496
			9,139,630
Finance-Other Services — 0.5%
Nationstar Mortgage/Nationstar Capital Corp.
	10.875% 04/01/15 (b)	1,125,000	942,188
			942,188
Investment Management/Advisor Service — 0.4%
Janus Capital Group, Inc.
	6.950% 06/15/17	715,000	746,901
			746,901

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Special Purpose Entity — 0.3%
Harley-Davidson Funding Corp.
	6.800% 06/15/18 (b)	600,000	652,373
			652,373
Diversified Financial Services Total			11,481,092
Insurance — 2.4%
Insurance Brokers — 1.0%
HUB International Holdings, Inc.
	9.000% 12/15/14 (b)	600,000	592,500
Trinity Acquisition Ltd.
	12.875% 12/31/16 (b)(g)	520,000	725,748
USI Holdings Corp.
	4.251% 11/15/14 (11/15/10) (b)(c)(d)	255,000	217,069
	9.750% 05/15/15 (b)	140,000	135,800
Willis North America, Inc.
	6.200% 03/28/17	270,000	287,705
			1,958,822
Multi-Line Insurance — 0.3%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	350,000	362,687
	7.750% 07/15/37	260,000	247,325
	8.300% 04/15/26	15,000	15,094
			625,106
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
	8.450% 12/01/97 (b)(e)	30,000	303
	9.150% 07/01/26 (b)(e)	645,000	6,514
			6,817
Property/Casualty Insurance — 1.1%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,920,000	1,999,200
			1,999,200
Insurance Total			4,589,945

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.4%
REITS-Health Care — 0.4%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	780,000	796,088
		796,088
Real Estate Investment Trusts (REITs) Total		796,088
FINANCIALS TOTAL		17,921,150
INDUSTRIALS — 8.3%
Aerospace & Defense — 0.6%
Aerospace/Defense — 0.4%
DAE Aviation Holdings, Inc.
11.250% 08/01/15 (b)	720,000	725,472
		725,472
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.
8.500% 07/01/18	365,000	397,850
		397,850
Aerospace & Defense Total		1,123,322
Building Materials — 1.8%
Building & Construction Products-Miscellaneous — 0.9%
Associated Materials LLC/Associated Materials Finance, Inc.
9.875% 11/15/16	350,000	423,500
Building Materials Corp. of America
6.875% 08/15/18 (b)	460,000	451,950
7.000% 02/15/20 (b)	440,000	451,000
7.500% 03/15/20 (b)	425,000	427,125
		1,753,575
Building Products-Air & Heating — 0.3%
Goodman Global, Inc.
PIK,
13.500% 02/15/16	430,000	473,000
		473,000
Building Products-Cement/Aggregation — 0.6%
Texas Industries, Inc.
9.250% 08/15/20 (b)	1,110,000	1,151,625
		1,151,625
Building Materials Total		3,378,200

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Building Products — 0.2%
Chemicals-Plastics — 0.2%
CPG International I, Inc.
10.500% 07/01/13	375,000	378,750
		378,750
Building Products Total		378,750
Electrical Components & Equipment — 0.6%
Wire & Cable Products — 0.6%
Belden, Inc.
7.000% 03/15/17	1,110,000	1,112,775
		1,112,775
Electrical Components & Equipment Total		1,112,775
Electronics — 0.2%
Electronic Components-Miscellaneous — 0.2%
Stoneridge, Inc.
9.500% 10/15/17 (b)	380,000	389,500
		389,500
Electronics Total		389,500
Environmental Control — 0.7%
Pollution Control — 0.7%
Geo Sub Corp.
11.000% 05/15/12	1,575,000	1,413,562
		1,413,562
Environmental Control Total		1,413,562
Metal Fabricate/Hardware — 0.7%
Metal Processors & Fabrication — 0.7%
Neenah Foundry Co.
11.000% 01/29/15 (11/29/10) (c)(d)(g)	1,080,000	1,080,000
15.000% 07/29/15 (g)	234,444	234,444
		1,314,444
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc.
7.375% 06/01/17	70,000	61,775
		61,775
Metal Fabricate/Hardware Total		1,376,219
Miscellaneous Manufacturing — 1.4%
Diversified Manufacturing Operators — 1.3%
Actuant Corp.
6.875% 06/15/17	680,000	693,600
Amsted Industries, Inc.
8.125% 03/15/18 (b)	1,095,000	1,140,169
SPX Corp.
7.625% 12/15/14	555,000	604,950
		2,438,719

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Firearms & Ammunition — 0.1%
Colt Defense LLC/Colt Finance Corp.
8.750% 11/15/17 (b)	260,000	191,100
		191,100
Miscellaneous Manufacturing Total		2,629,819
Packaging & Containers — 0.9%
Containers-Metal/Glass — 0.3%
Silgan Holdings, Inc.
6.750% 11/15/13	565,000	573,475
		573,475
Containers-Paper/Plastic — 0.6%
Plastipak Holdings, Inc.
10.625% 08/15/19 (b)	1,030,000	1,143,300
		1,143,300
Packaging & Containers Total		1,716,775
Transportation — 1.2%
Automotive — 0.0%
BHM Technologies
8.500% 10/11/26 (c)(f)(g)(i)	386,034	1,042
		1,042
Transportation-Railroad — 0.2%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	280,000	289,800
Kansas City Southern Railway
8.000% 06/01/15	90,000	96,863
		386,663
Transportation-Services — 0.3%
syncreon Global Ireland Ltd. / syncreon Global Finance US, Inc.
9.500% 05/01/18 (b)	575,000	564,219
		564,219
Transportation-Shipping — 0.7%
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	845,000	849,225

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Greenbrier Companies, Inc.
8.375% 05/15/15	485,000	470,450
		1,319,675
Transportation Total		2,271,599
INDUSTRIALS TOTAL		15,790,521
TECHNOLOGY — 1.8%
Computers — 0.2%
Computer Services — 0.2%
Sungard Data Systems, Inc.
9.125% 08/15/13	370,000	377,863
		377,863
Computers Total		377,863
Semiconductors — 0.4%
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc.
7.750% 08/01/20 (b)	375,000	387,188
STATS ChipPAC Ltd.
7.500% 08/12/15 (b)	375,000	404,062
		791,250
Semiconductors Total		791,250
Software — 1.2%
Application Software — 1.2%
SS&C Technologies, Inc.
11.750% 12/01/13	774,000	806,895
Sungard Data Systems, Inc.
4.875% 01/15/14	795,000	769,162
10.625% 05/15/15	680,000	758,200
		2,334,257
Software Total		2,334,257
TECHNOLOGY TOTAL		3,503,370
UTILITIES — 6.4%
Electric — 6.3%
Electric-Generation — 0.5%
Cedar Brakes LLC
8.500% 02/15/14 (b)	67,541	69,714
9.875% 09/01/13 (b)	84,267	87,957
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% 07/02/26	700,000	729,750
		887,421

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric-Integrated — 4.3%
Calpine Construction Finance Co. LP
	8.000% 06/01/16 (b)	2,620,000	2,803,400
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
	10.000% 12/01/20	480,000	476,359
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	345,000	370,875
Nevada Power Co.
	5.875% 01/15/15	775,000	888,696
	6.500% 04/15/12	200,000	215,003
PNM Resources, Inc.
	9.250% 05/15/15	835,000	898,669
Public Service Co. of New Mexico
	7.950% 05/15/18	585,000	645,678
Texas Competitive Electric Holdings Co. LLC
	3.757% 10/10/14 (10/12/10) (c)(d)(f)	656,438	507,645
	4.066% 10/10/14 (11/10/10) (c)(d)(f)	1,799,125	1,395,322
			8,201,647
Independent Power Producer — 1.5%
AES Eastern Energy LP
	9.000% 01/02/17	189,620	196,257
NRG Energy, Inc.
	7.375% 02/01/16	370,000	380,638
RRI Energy, Inc.
	7.625% 06/15/14	320,000	316,800
	7.875% 06/15/17	2,205,000	2,056,162
			2,949,857
Electric Total			12,038,925
Gas Utilities — 0.1%
Retail-Propane Distributors — 0.1%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	217,000	221,883
			221,883
Gas Utilities Total			221,883
UTILITIES TOTAL			12,260,808

	Total Corporate Fixed-Income Bonds & Notes (cost of $172,168,544)		178,906,894

	Par (a)	Value ($)
Convertible Bonds — 0.6%
COMMUNICATIONS — 0.0%
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
4.750% 12/15/06 (g)(i)	296,350	30
Web Portals/ISP Total		30
Internet Total		30
COMMUNICATIONS TOTAL		30
DIVERSIFIED — 0.5%
Diversified Holding Companies — 0.5%
Icahn Enterprises LP
4.000% 08/15/13 (10/15/10) (b)(c)(d)	1,055,000	970,600
Diversified Holding Companies Total		970,600
DIVERSIFIED TOTAL		970,600
TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.
3.125% 06/15/12	175,000	169,750
Wireless Telecommunication Services Total		169,750
TELECOMMUNICATION SERVICES TOTAL		169,750

Total Convertible Bonds (cost of $1,126,578)		1,140,380

	Shares
Preferred Stocks — 0.3%
FINANCIALS — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
REITS-Diversified — 0.3%
Sovereign Real Estate Investment Corp., 12.00% (b)	450	523,125
REITS-Diversified Total		523,125
Real Estate Investment Trusts (REITs) Total		523,125
FINANCIALS TOTAL		523,125
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies (g)(j)	430	4
Automotive Total		4
TRANSPORTATION TOTAL		4

Total Preferred Stocks (cost of $561,105)		523,129

	Shares	Value ($)
Common Stocks — 0.2%
COMMUNICATIONS — 0.0%
Media — 0.0%
Haights Cross Communications (g)(j)(k)	27,056	—
Ziff Davis Media, Inc. (g)(j)	1,111	11
Media Total		11
COMMUNICATIONS TOTAL		11
CONSUMER STAPLES — 0.0%
Beverages — 0.0%
Cott Corp. (j)	1,700	13,345
Beverages Total		13,345
CONSUMER STAPLES TOTAL		13,345
INDUSTRIALS — 0.2%
Commercial Services & Supplies — 0.2%
Neenah Enterprises, Inc. (g)	45,482	204,214
Quad/Graphics, Inc. (j)	2,869	134,040
Commercial Services & Supplies Total		338,254
Road & Rail — 0.0%
Quality Distribution, Inc. (j)	195	1,242
Road & Rail Total		1,242
INDUSTRIALS TOTAL		339,496
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
Loral Space & Communications, Inc. (j)	6	313
Communications Equipment Total		313
INFORMATION TECHNOLOGY TOTAL		313
TRANSPORTATION — 0.0%
Automotive — 0.0%
BHM Technologies (g)(j)	35,922	360
Automotive Total		360
TRANSPORTATION TOTAL		360
Total Common Stocks (cost of $845,407)		353,525

		Units	Value ($)

Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(b)(g)(j)(k)	318	—
Multimedia Total			—
Media Total			—
COMMUNICATIONS TOTAL			—
	Total Warrants (cost of $—)		—

		Par (a)

Short-Term Obligation — 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 03/22/11, market value $6,679,306 (repurchase proceeds $6,548,042)	6,548,000	6,548,000

	Total Short-Term Obligation (cost of $6,548,000)		6,548,000

	Total Investments — 98.3% (cost of $181,249,634)(l)(m)		187,471,928

	Other Assets & Liabilities, Net — 1.7%		3,165,979

	Net Assets — 100.0%		190,637,907

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$18,408,933	$—	$18,408,933
Communications	—	25,629,974	98,143	25,728,117
Consumer Cyclical	—	28,432,166	36,247	28,468,413
Consumer Non-Cyclical	—	32,067,367	—	32,067,367
Diversified	—	516,287	—	516,287
Energy	—	24,241,928	—	24,241,928
Financials	—	17,195,402	725,748	17,921,150
Industrials	—	14,475,035	1,315,486	15,790,521
Technology	—	3,503,370	—	3,503,370
Utilities	—	12,260,808	—	12,260,808
Total Corporate Fixed-Income Bonds & Notes	—	176,731,270	2,175,624	178,906,894
Convertible Bonds
Communications	—	—	30	30
Diversified	—	970,600	—	970,600
Telecommunication Services	—	169,750	—	169,750
Total Convertible Bonds	—	1,140,350	30	1,140,380
Preferred Stocks
Financials	—	523,125	—	523,125
Transportation	—	—	4	4
Total Preferred Stocks	—	523,125	4	523,129
Common Stocks
Communications	—	—	11	11
Consumer Staples	13,345	—	—	13,345
Industrials	135,282	—	204,214	339,496
Information Technology	313	—	—	313
Transportation	—	—	360	360
Total Common Stocks	148,940	—	204,585	353,525
Total Warrants	—	—	—	—
Total Short-Term Obligation	—	6,548,000	—	6,548,000
Total Investments	$148,940	$184,942,745	$2,380,243	$187,471,928

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stocks and corporate fixed-income bonds & notes classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s  bankruptcy filing.

Certain corporate fixed-income bonds & notes classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

Certain common stocks and corporate fixed-income bonds & notes classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

The following table reconciles asset balances for the nine month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010
Corporate Fixed Income Bonds & Notes
Communications	$113,414	$—	$(30,189)	$35,329	$67,009	$(93,129)	$5,709	$—	$98,143
Consumer Cyclical	24,511	(4)	473	14,913	—	(5,208)	1,562	—	36,247
Financials	707,387	—	—	18,361	—	—	—	—	725,748
Industrials	51,484	—	(15,848)	(25,846)	1,314,870	(9,174)	—	—	1,315,486
Preferred Stocks
Transportation	4	—	—	—	—	—	—	—	4
Common Stocks
Communications	11	—	—	—		—	—	—	11
Industrials	—	—	—	(181,019)	385,233	—	—	—	204,214
Transportation	359	—	—	1	—	—	—	—	360
Convertible Bonds
Communications	30	—	—	—	—	—	—	—	30
Warrants
Communications	—	—	(13,519)	13,519		—	—	—	—
	$897,200	$(4)	$(59,083)	$(124,742)	$1,767,112	$(107,511)	$7,271	$—	$2,380,243

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $172,571.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy during the period January 1, 2010 to September 30, 2010:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$7,271	$7,271	$—

Financial Assets were transferred from Level 2 to Level 3 due to management’s determination and consideration of estimates of distributions from potential actions related to the respective company’s bankruptcy filing.  As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities, which are not illiquid except for the following, amounted to $52,396,260, which represents 27.5% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Lumbermens Mutual Casualty:
8.450% 12/01/97	03/06/03	$30,000	$2,756	$303
9.150% 07/01/26	01/10/03-03/06/03	$645,000	140,714	6,514
ION Media Networks, Inc. PIK
10.070% 01/15/13	12/19/05-04/14/09	$351,319	316,604	35
Haights Cross Communications
Warrants Expire 12/10/11	01/15/04 - 02/03/06	318	—	—
Sovereign Real Estate Investment Corp. Preferred Stock 12.000%	08/21/00 -10/17/06	450	561,082	523,125
Trinity Acquisition Ltd.
12.875% 12/31/16	03/04/09	$520,000	520,000	725,748
				$1,255,725

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2010.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At September 30, 2010, the value of these securities amounted to $203,564, which represents 0.1% of net assets.

(f)	Loan participation agreement.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of these securities amounted to $2,380,243, which represents 1.2% of net assets.

(h)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(i)	The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2010, the value of these securities amounted to $1,072, which represents less than 0.1% of net assets.
(j)	Non-income producing security.
(k)	Security has no value.
(l)	Cost for federal income tax purposes is $181,668,958.
(m)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$10,889,343	$(5,086,373)	$5,802,970

Acronym	Name

CAD	Canadian Dollar
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 94.7%
CONSUMER DISCRETIONARY — 22.4%
Hotels, Restaurants & Leisure — 6.7%
Chipotle Mexican Grill, Inc. (a)	4,247	730,484
Starwood Hotels & Resorts Worldwide, Inc.	89,459	4,701,070
Vail Resorts, Inc. (a)	83,540	3,134,421
Wynn Resorts Ltd.	17,087	1,482,639
Hotels, Restaurants & Leisure Total		10,048,614
Household Durables — 0.9%
PDG Realty SA Empreendimentos e Participacoes	116,800	1,390,969
Household Durables Total		1,390,969
Internet & Catalog Retail — 3.4%
Amazon.com, Inc. (a)	32,048	5,033,459
Internet & Catalog Retail Total		5,033,459
Media — 6.6%
CBS Corp., Class B	237,951	3,773,903
Walt Disney Co.	184,133	6,096,643
Media Total		9,870,546
Specialty Retail — 4.8%
J Crew Group, Inc. (a)	22,681	762,535
Rue21, Inc. (a)	48,833	1,260,380
Williams-Sonoma, Inc.	161,261	5,111,974
Specialty Retail Total		7,134,889
CONSUMER DISCRETIONARY TOTAL		33,478,477
ENERGY — 4.0%
Oil, Gas & Consumable Fuels — 4.0%
Amyris, Inc. (a)	26,679	460,213
Anadarko Petroleum Corp.	68,411	3,902,847
OGX Petroleo e Gas Participacoes SA (a)	122,500	1,596,410
Oil, Gas & Consumable Fuels Total		5,959,470
ENERGY TOTAL		5,959,470
FINANCIALS — 32.0%
Capital Markets — 5.9%
Jefferies Group, Inc.	225,411	5,114,576
State Street Corp.	98,456	3,707,853
Capital Markets Total		8,822,429
Commercial Banks — 17.5%
City National Corp.	57,552	3,054,285
Columbia Banking System, Inc.	45,537	894,802
First Horizon National Corp. (a)	377,682	4,309,352

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
First Midwest Bancorp, Inc.	96,534	1,113,037
Fulton Financial Corp.	55,554	503,319
Glacier Bancorp, Inc.	74,499	1,087,685
Park Sterling Bank (a)	78,411	474,387
PNC Financial Services Group, Inc.	138,131	7,170,380
Wells Fargo & Co.	300,435	7,549,931
Commercial Banks Total		26,157,178
Real Estate Investment Trusts (REITs) — 1.2%
Colony Financial, Inc.	28,684	530,080
Taubman Centers, Inc.	29,103	1,298,285
Real Estate Investment Trusts (REITs) Total		1,828,365
Real Estate Management & Development — 3.9%
BR Malls Participacoes SA	143,000	1,195,047
Jones Lang LaSalle, Inc.	52,952	4,568,169
Real Estate Management & Development Total		5,763,216
Thrifts & Mortgage Finance — 3.5%
First Niagara Financial Group, Inc.	446,496	5,201,679
Thrifts & Mortgage Finance Total		5,201,679
FINANCIALS TOTAL		47,772,867
HEALTH CARE — 5.7%
Health Care Equipment & Supplies — 4.4%
Intuitive Surgical, Inc. (a)	23,293	6,609,156
Health Care Equipment & Supplies Total		6,609,156
Health Care Providers & Services — 1.3%
Emergency Medical Services Corp., Class A (a)	36,553	1,946,447
Health Care Providers & Services Total		1,946,447
HEALTH CARE TOTAL		8,555,603
INDUSTRIALS — 12.1%
Aerospace & Defense — 5.9%
Honeywell International, Inc.	101,848	4,475,201
Precision Castparts Corp.	34,309	4,369,251
Aerospace & Defense Total		8,844,452
Commercial Services & Supplies — 0.6%
Ritchie Bros Auctioneers, Inc.	40,951	850,552
Commercial Services & Supplies Total		850,552
Electrical Equipment — 1.6%
Sensata Technologies Holding NV (a)	120,000	2,371,200
Electrical Equipment Total		2,371,200

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 4.0%
CSX Corp.	108,070	5,978,433
Road & Rail Total		5,978,433
INDUSTRIALS TOTAL		18,044,637
INFORMATION TECHNOLOGY — 12.3%
Computers & Peripherals — 4.3%
Apple, Inc. (a)	22,714	6,445,098
Computers & Peripherals Total		6,445,098
Internet Software & Services — 0.8%
OpenTable, Inc. (a)	17,680	1,203,654
Internet Software & Services Total		1,203,654
Software — 7.2%
ANSYS, Inc. (a)	63,159	2,668,468
Informatica Corp. (a)	54,657	2,099,375
Nuance Communications, Inc. (a)	163,430	2,556,045
Salesforce.com, Inc. (a)	30,067	3,361,491
Software Total		10,685,379
INFORMATION TECHNOLOGY TOTAL		18,334,131
MATERIALS — 3.3%
Chemicals — 3.3%
Monsanto Co.	101,232	4,852,050
Chemicals Total		4,852,050
MATERIALS TOTAL		4,852,050
TELECOMMUNICATION SERVICES — 2.9%
Wireless Telecommunication Services — 2.9%
Crown Castle International Corp. (a)	97,937	4,323,918
Wireless Telecommunication Services Total		4,323,918
TELECOMMUNICATION SERVICES TOTAL		4,323,918

Total Common Stocks (cost of $118,522,719)		141,321,153

	Units
Warrant — 0.7%
FINANCIALS — 0.7%
Diversified Financial Services — 0.7%
JPMorgan Chase & Co., Expires 10/28/18 (a)	89,071	1,039,459
Diversified Financial Services Total		1,039,459
FINANCIALS TOTAL		1,039,459

Total Warrants (cost of $1,099,069)		1,039,459

3

	Par ($)	Value ($)
Short-Term Obligation — 6.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10, at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/27/16, market value $9,938,988 (repurchase proceeds $9,741,062)	9,741,000	9,741,000

Total Short-Term Obligation (cost of $9,741,000)		9,741,000

Total Investments — 101.9% (cost of $129,362,788)(b)(c)		152,101,612

Other Assets & Liabilities, Net — (1.9)%		(2,898,382)

Net Assets — 100.0%		149,203,230

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$141,321,153	$—	$—	$141,321,153
Total Warrants	1,039,459	—	—	1,039,459
Total Short-Term Obligation	—	9,741,000	—	9,741,000
Total Investments	$142,360,612	$9,741,000	$—	$152,101,612

5

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $129,362,788.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$26,180,603	$(3,441,779)	$22,738,824

6

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 98.6%
CONSUMER DISCRETIONARY — 22.8%
Hotels, Restaurants & Leisure — 6.5%
McDonald’s Corp.	48,756	3,632,810
Wynn Resorts Ltd.	21,596	1,873,885
Hotels, Restaurants & Leisure Total		5,506,695
Internet & Catalog Retail — 7.8%
Amazon.com, Inc. (a)	23,296	3,658,870
priceline.com, Inc. (a)	8,307	2,893,660
Internet & Catalog Retail Total		6,552,530
Media — 3.6%
DIRECTV, Class A (a)	32,070	1,335,074
Walt Disney Co.	52,376	1,734,169
Media Total		3,069,243
Multiline Retail — 2.3%
Nordstrom, Inc.	51,290	1,907,988
Multiline Retail Total		1,907,988
Textiles, Apparel & Luxury Goods — 2.6%
NIKE, Inc., Class B	28,002	2,244,080
Textiles, Apparel & Luxury Goods Total		2,244,080
CONSUMER DISCRETIONARY TOTAL		19,280,536
CONSUMER STAPLES — 2.7%
Food Products — 2.7%
Mead Johnson Nutrition Co., Class A	40,969	2,331,546
Food Products Total		2,331,546
CONSUMER STAPLES TOTAL		2,331,546
ENERGY — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	38,334	2,186,954
EOG Resources, Inc.	14,443	1,342,766
Oil, Gas & Consumable Fuels Total		3,529,720
ENERGY TOTAL		3,529,720
FINANCIALS — 12.3%
Capital Markets — 2.9%
Goldman Sachs Group, Inc.	16,968	2,453,233
Capital Markets Total		2,453,233
Commercial Banks — 8.5%
ICICI Bank Ltd., ADR	26,354	1,313,747
PNC Financial Services Group, Inc.	19,333	1,003,576
U.S. Bancorp	118,872	2,570,013

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Wells Fargo & Co.	89,653	2,252,980
Commercial Banks Total		7,140,316
Diversified Financial Services — 0.9%
JPMorgan Chase & Co.	20,152	767,187
Diversified Financial Services Total		767,187
FINANCIALS TOTAL		10,360,736
HEALTH CARE — 6.5%
Health Care Equipment & Supplies — 3.0%
Intuitive Surgical, Inc. (a)	9,071	2,573,806
Health Care Equipment & Supplies Total		2,573,806
Pharmaceuticals — 3.5%
Merck & Co., Inc.	79,816	2,938,027
Pharmaceuticals Total		2,938,027
HEALTH CARE TOTAL		5,511,833
INDUSTRIALS — 21.0%
Aerospace & Defense — 6.1%
General Dynamics Corp.	39,120	2,457,127
Goodrich Corp.	36,458	2,688,048
Aerospace & Defense Total		5,145,175
Air Freight & Logistics — 1.4%
FedEx Corp.	13,954	1,193,067
Air Freight & Logistics Total		1,193,067
Machinery — 5.5%
Cummins, Inc.	12,769	1,156,616
Eaton Corp.	41,732	3,442,473
Machinery Total		4,599,089
Road & Rail — 8.0%
Norfolk Southern Corp.	42,359	2,520,784
Union Pacific Corp.	52,040	4,256,872
Road & Rail Total		6,777,656
INDUSTRIALS TOTAL		17,714,987
INFORMATION TECHNOLOGY — 16.6%
Communications Equipment — 2.4%
Cisco Systems, Inc. (a)	91,843	2,011,362
Communications Equipment Total		2,011,362
Computers & Peripherals — 7.0%
Apple, Inc. (a)	20,859	5,918,741
Computers & Peripherals Total		5,918,741

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 4.8%
Baidu, Inc., ADR (a)	39,782	4,082,429
Internet Software & Services Total		4,082,429
Software — 2.4%
Oracle Corp.	33,192	891,205
Salesforce.com, Inc. (a)	10,019	1,120,124
Software Total		2,011,329
INFORMATION TECHNOLOGY TOTAL		14,023,861
MATERIALS — 12.5%
Chemicals — 9.1%
Dow Chemical Co.	186,886	5,131,889
Monsanto Co.	52,576	2,519,968
Chemicals Total		7,651,857
Metals & Mining — 3.4%
BHP Billiton PLC, ADR	45,018	2,877,551
Metals & Mining Total		2,877,551
MATERIALS TOTAL		10,529,408

Total Common Stocks (cost of $66,301,225)		83,282,627

	Par ($)
Short-Term Obligation — 1.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/15/14, market value $1,511,444 (repurchase proceeds $1,477,009)	1,477,000	1,477,000

Total Short-Term Obligation (cost of $1,477,000)		1,477,000

Total Investments — 100.3% (cost of $67,778,225)(b)(c)		84,759,627

Other Assets & Liabilities, Net — (0.3)%		(286,191)

Net Assets — 100.0%		84,473,436

3

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$83,282,627	$—	$—	$83,282,627
Total Short-Term Obligation	—	1,477,000	—	1,477,000
Total Investments	$83,282,627	$1,477,000	$—	$84,759,627

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.

4

(b)		Cost for federal income tax purposes is $67,778,225.
(c)		Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$18,911,046	$(1,929,644)	$16,981,402

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 96.5%
CONSUMER DISCRETIONARY — 28.3%
Hotels, Restaurants & Leisure — 8.8%
McDonald’s Corp.	171,733	12,795,826
Starwood Hotels & Resorts Worldwide, Inc.	189,613	9,964,163
Wynn Resorts Ltd.	27,966	2,426,610
Yum! Brands, Inc.	110,520	5,090,551
Hotels, Restaurants & Leisure Total		30,277,150
Household Durables — 0.4%
Whirlpool Corp.	18,920	1,531,763
Household Durables Total		1,531,763
Internet & Catalog Retail — 6.7%
Amazon.com, Inc. (a)	94,682	14,870,755
priceline.com, Inc. (a)	23,404	8,152,549
Internet & Catalog Retail Total		23,023,304
Media — 3.6%
DIRECTV, Class A (a)	125,349	5,218,279
Walt Disney Co.	212,548	7,037,464
Media Total		12,255,743
Multiline Retail — 1.3%
Nordstrom, Inc.	121,963	4,537,024
Multiline Retail Total		4,537,024
Specialty Retail — 3.7%
Tiffany & Co.	117,134	5,504,127
TJX Companies, Inc.	158,396	7,069,213
Specialty Retail Total		12,573,340
Textiles, Apparel & Luxury Goods — 3.8%
NIKE, Inc., Class B	162,625	13,032,768
Textiles, Apparel & Luxury Goods Total		13,032,768
CONSUMER DISCRETIONARY TOTAL		97,231,092
CONSUMER STAPLES — 1.9%
Food Products — 0.9%
Mead Johnson Nutrition Co., Class A	53,580	3,049,238
Food Products Total		3,049,238
Personal Products — 1.0%
Estée Lauder Companies, Inc., Class A	53,570	3,387,231
Personal Products Total		3,387,231
CONSUMER STAPLES TOTAL		6,436,469
ENERGY — 4.6%
Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	149,265	8,515,568

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
EOG Resources, Inc.	77,687	7,222,561
Oil, Gas & Consumable Fuels Total		15,738,129
ENERGY TOTAL		15,738,129
FINANCIALS — 9.3%
Capital Markets — 1.6%
Goldman Sachs Group, Inc.	38,796	5,609,126
Capital Markets Total		5,609,126
Commercial Banks — 7.7%
PNC Financial Services Group, Inc.	152,063	7,893,590
U.S. Bancorp	435,038	9,405,521
Wells Fargo & Co.	362,444	9,108,218
Commercial Banks Total		26,407,329
FINANCIALS TOTAL		32,016,455
HEALTH CARE — 2.9%
Pharmaceuticals — 2.9%
Merck & Co., Inc.	271,240	9,984,344
Pharmaceuticals Total		9,984,344
HEALTH CARE TOTAL		9,984,344
INDUSTRIALS — 12.1%
Aerospace & Defense — 1.9%
General Dynamics Corp.	63,240	3,972,104
Precision Castparts Corp.	20,993	2,673,459
Aerospace & Defense Total		6,645,563
Air Freight & Logistics — 1.4%
FedEx Corp.	56,505	4,831,178
Air Freight & Logistics Total		4,831,178
Machinery — 4.4%
Cummins, Inc.	47,378	4,291,499
Danaher Corp.	176,835	7,181,269
Eaton Corp.	42,810	3,531,397
Machinery Total		15,004,165
Road & Rail — 4.4%
Union Pacific Corp.	185,858	15,203,184
Road & Rail Total		15,203,184
INDUSTRIALS TOTAL		41,684,090
INFORMATION TECHNOLOGY — 19.6%
Communications Equipment — 2.5%
Cisco Systems, Inc. (a)	390,256	8,546,607
Communications Equipment Total		8,546,607

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 8.0%
Apple, Inc. (a)	84,440	23,959,850
EMC Corp. (a)	176,183	3,578,277
Computers & Peripherals Total		27,538,127
Internet Software & Services — 4.8%
Baidu, Inc., ADR (a)	161,974	16,621,772
Internet Software & Services Total		16,621,772
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp., Class A	90,498	3,202,724
Semiconductors & Semiconductor Equipment Total		3,202,724
Software — 3.4%
Oracle Corp.	236,657	6,354,240
Salesforce.com, Inc. (a)	46,636	5,213,905
Software Total		11,568,145
INFORMATION TECHNOLOGY TOTAL		67,477,375
MATERIALS — 14.8%
Chemicals — 11.5%
Air Products & Chemicals, Inc.	30,186	2,500,004
Dow Chemical Co.	458,679	12,595,325
Monsanto Co.	205,849	9,866,343
PPG Industries, Inc.	110,767	8,063,838
Praxair, Inc.	74,506	6,724,912
Chemicals Total		39,750,422
Metals & Mining — 3.3%
BHP Billiton PLC, ADR	176,643	11,291,020
Metals & Mining Total		11,291,020
MATERIALS TOTAL		51,041,442
TELECOMMUNICATION SERVICES — 3.0%
Wireless Telecommunication Services — 3.0%
American Tower Corp., Class A (a)	157,922	8,095,082
Crown Castle International Corp. (a)	50,958	2,249,795
Wireless Telecommunication Services Total		10,344,877
TELECOMMUNICATION SERVICES TOTAL		10,344,877

Total Common Stocks (cost of $242,074,231)		331,954,273

3

	Shares	Value ($)
Preferred Stock — 0.5%
FINANCIALS — 0.5%
Commercial Banks — 0.5%
Wells Fargo & Co.,
Series J, 8.000%	61,875	1,691,044
Commercial Banks Total		1,691,044
FINANCIALS TOTAL		1,691,044

Total Preferred Stock (cost of $1,642,744)		1,691,044

	Par ($)
Short-Term Obligation — 4.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 01/15/14, market value $14,698,650 (repurchase proceeds $14,410,092)	14,410,000	14,410,000

Total Short-Term Obligation (cost of $14,410,000)		14,410,000

Total Investments — 101.2% (cost of $258,126,975)(b)(c)		348,055,317

Other Assets & Liabilities, Net — (1.2)%		(4,061,620)

Net Assets — 100.0%		343,993,697

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities and securities of certain investment exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$331,954,273	$—	$—	$331,954,273
Total Preferred Stock	1,691,044	—	—	1,691,044
Total Short-Term Obligation	—	14,410,000	—	14,410,000
Total Investments	$333,645,317	$14,410,000	$—	$348,055,317

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $258,126,975.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

5

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$91,812,816	$(1,884,474)	$89,928,342

Acronym		Name

ADR		American Depositary Receipt

6

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 97.4%
CONSUMER DISCRETIONARY — 23.8%
Automobiles — 4.3%
Daimler AG, Registered Shares (a)	70,674	4,483,933
Honda Motor Co., Ltd.	121,700	4,329,113
PT Astra International Tbk	86,500	551,070
Automobiles Total		9,364,116
Distributors — 3.3%
Li & Fung Ltd.	1,250,000	7,028,647
Distributors Total		7,028,647
Diversified Consumer Services — 0.5%
Anhanguera Educacional Participacoes SA	61,700	1,094,336
Diversified Consumer Services Total		1,094,336
Hotels, Restaurants & Leisure — 3.5%
Accor SA	101,101	3,690,594
Compass Group PLC	252,126	2,102,417
Ctrip.com International Ltd., ADR (a)	37,100	1,771,525
Hotels, Restaurants & Leisure Total		7,564,536
Household Durables — 3.3%
Panasonic Corp.	164,600	2,232,854
PDG Realty SA Empreendimentos e Participacoes	412,000	4,906,501
Household Durables Total		7,139,355
Media — 2.1%
Naspers Ltd.	25,108	1,226,879
Publicis Groupe SA	68,114	3,239,505
Media Total		4,466,384
Specialty Retail — 3.0%
Inditex SA	82,324	6,534,843
Specialty Retail Total		6,534,843
Textiles, Apparel & Luxury Goods — 3.8%
Adidas AG	46,408	2,876,390
Swatch Group AG	14,110	5,318,259
Textiles, Apparel & Luxury Goods Total		8,194,649
CONSUMER DISCRETIONARY TOTAL		51,386,866
CONSUMER STAPLES — 9.4%
Beverages — 2.6%
Anheuser-Busch InBev NV	57,200	3,360,498
Pernod-Ricard SA	27,035	2,261,752
Beverages Total		5,622,250

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 3.8%
FamilyMart Co., Ltd.	78,200	2,806,579
Metro AG	33,134	2,158,836
Tesco PLC	492,690	3,283,267
Food & Staples Retailing Total		8,248,682
Food Products — 1.5%
Nestle SA, Registered Shares	61,018	3,252,028
Food Products Total		3,252,028
Household Products — 1.5%
Reckitt Benckiser Group PLC	59,294	3,264,098
Household Products Total		3,264,098
CONSUMER STAPLES TOTAL		20,387,058
ENERGY — 8.8%
Energy Equipment & Services — 1.7%
Core Laboratories NV	10,480	922,659
Seadrill Ltd.	89,760	2,602,310
Energy Equipment & Services Total		3,524,969
Oil, Gas & Consumable Fuels — 7.1%
CNOOC Ltd.	1,119,200	2,175,819
OGX Petroleo e Gas Participacoes SA (a)	641,400	8,358,670
Tullow Oil PLC	240,670	4,821,041
Oil, Gas & Consumable Fuels Total		15,355,530
ENERGY TOTAL		18,880,499
FINANCIALS — 17.8%
Capital Markets — 1.0%
Credit Suisse Group AG, Registered Shares	49,478	2,119,041
Capital Markets Total		2,119,041
Commercial Banks — 11.9%
Banco Bilbao Vizcaya Argentaria SA	482,579	6,535,374
Barclays PLC	444,926	2,089,270
BNP Paribas	31,092	2,221,872
HSBC Holdings PLC	316,937	3,209,634
ICICI Bank Ltd., ADR	122,214	6,092,368
Mizuho Financial Group, Inc.	1,928,900	2,801,395
Standard Chartered PLC	97,593	2,804,370
Commercial Banks Total		25,754,283

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 1.4%
Ping An Insurance Group Co. of China, Ltd., Class H (b)	290,000	2,965,839
Insurance Total		2,965,839
Real Estate Management & Development — 3.5%
BR Malls Participacoes SA	299,000	2,498,735
CapitaLand Ltd.	912,000	2,813,681
Hang Lung Properties Ltd.	439,000	2,132,511
Real Estate Management & Development Total		7,444,927
FINANCIALS TOTAL		38,284,090
HEALTH CARE — 4.6%
Pharmaceuticals — 4.6%
Novo-Nordisk A/S, Class B	34,120	3,377,166
Teva Pharmaceutical Industries Ltd., ADR	123,739	6,527,232
Pharmaceuticals Total		9,904,398
HEALTH CARE TOTAL		9,904,398
INDUSTRIALS — 12.8%
Aerospace & Defense — 1.0%
Rolls-Royce Group PLC (a)	234,581	2,226,805
Aerospace & Defense Total		2,226,805
Building Products — 1.7%
Assa Abloy AB, Class B	63,986	1,616,196
Daikin Industries Ltd.	56,468	2,129,898
Building Products Total		3,746,094
Electrical Equipment — 2.4%
Schneider Electric SA	40,512	5,147,410
Electrical Equipment Total		5,147,410
Industrial Conglomerates — 2.5%
Siemens AG, Registered Shares	50,841	5,377,239
Industrial Conglomerates Total		5,377,239
Machinery — 1.5%
Komatsu Ltd.	139,900	3,257,184
Machinery Total		3,257,184
Road & Rail — 2.1%
Canadian National Railway Co.	69,684	4,461,170
Road & Rail Total		4,461,170

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 1.6%
Marubeni Corp.	614,000	3,479,914
Trading Companies & Distributors Total		3,479,914
INDUSTRIALS TOTAL		27,695,816
INFORMATION TECHNOLOGY — 9.5%
Communications Equipment — 1.0%
HTC Corp.	92,150	2,090,218
Communications Equipment Total		2,090,218
Electronic Equipment, Instruments & Components — 0.2%
HON HAI Precision Industry Co., Ltd.	117,211	440,494
Electronic Equipment, Instruments & Components Total		440,494
Internet Software & Services — 4.0%
Alibaba.com Ltd. (a)	531,000	1,107,373
Baidu, Inc., ADR (a)	20,806	2,135,112
MercadoLibre, Inc. (a)	31,900	2,302,542
Tencent Holdings Ltd.	99,700	2,168,062
Yahoo! Japan Corp.	2,850	985,871
Internet Software & Services Total		8,698,960
Office Electronics — 2.2%
Canon, Inc.	101,100	4,727,537
Office Electronics Total		4,727,537
Semiconductors & Semiconductor Equipment — 0.6%
Infineon Technologies AG (a)	175,599	1,219,774
Semiconductors & Semiconductor Equipment Total		1,219,774
Software — 1.5%
Autonomy Corp. PLC (a)	114,322	3,258,545
Software Total		3,258,545
INFORMATION TECHNOLOGY TOTAL		20,435,528
MATERIALS — 7.2%
Chemicals — 3.9%
BASF SE	102,483	6,474,828
Novozymes A/S, Class B	14,954	1,901,749
Chemicals Total		8,376,577
Metals & Mining — 3.3%
Teck Resources Ltd., Class B	52,528	2,160,545
ThyssenKrupp AG	84,925	2,773,627

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Vale SA, ADR	70,500	2,204,535
Metals & Mining Total		7,138,707
MATERIALS TOTAL		15,515,284
TELECOMMUNICATION SERVICES — 3.5%
Wireless Telecommunication Services — 3.5%
Millicom International Cellular SA	32,200	3,089,590
MTN Group Ltd.	242,539	4,382,687
Wireless Telecommunication Services Total		7,472,277
TELECOMMUNICATION SERVICES TOTAL		7,472,277

Total Common Stocks (cost of $166,553,531)		209,961,816

	Par($)
Short-Term Obligation — 1.1%
REPURCHASE AGREEMENT — 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 11/30/16, market value $2,346,144 (repurchase proceeds $2,297,015)	2,297,000	2,297,000

Total Short-Term Obligations (cost of $2,297,000)		2,297,000

Total Investments— 98.5% (cost of $168,850,531)(c) (d)		212,258,816

Other Assets & Liabilities, Net — 1.5%		3,297,387

Net Assets — 100.0%		215,556,203

5

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of September 30, 2010 in valuing the Fund’s assets:

Description	Quoted (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$7,772,362	$43,614,504	$—	$51,386,866
Consumer Staples	—	20,387,058	—	20,387,058
Energy	9,281,329	9,599,170	—	18,880,499
Financials	8,591,103	29,692,987	—	38,284,090
Health Care	6,527,232	3,377,166	—	9,904,398
Industrials	4,461,170	23,234,646	—	27,695,816
Information Technology	4,437,654	15,997,874	—	20,435,528
Materials	4,365,080	11,150,204	—	15,515,284
Telecommunication Services	3,089,590	4,382,687	—	7,472,277
Total Common Stocks	48,525,520	161,436,296	—	209,961,816
Total Short-Term Obligation	—	2,297,000	—	2,297,000
Total Investments	$48,525,520	$163,733,296	$—	$212,258,816

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2010 to September 30, 2010:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$2,277,608	$—	$—	$2,277,608

Financial Assets were transferred from Level 2 to Level 1 as third party statistical pricing services were no longer incorporated in the valuation of the security.

The following table shows transfers between Level 3 and Level 2 of the fair value hierarchy during the period January 1, 2010 to September 30, 2010:

Transfers In		Transfers Out
Level 2	Level 3	Level 1	Level 2
$1,950,810	$—	$—	$1,950,810

Financial Assets were transferred from Level 3 to Level 2 as reliable and observable market data was now available for valuation of this security.

The following table reconciles asset balances for the nine month period ending September 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2010

Common Stock
Financials	$—	$—	$—	$31,191	$1,919,619	$—	$—	$(1,950,810)	$—
Rights	—	—	544	—	—	(544)	—	—	—
	$—	$—	$544	$31,191	$1,919,619	$(544)	$—	$(1,950,810)	$—

7

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2010, the value of this security amounted to $2,965,839, which represents 1.4% of net assets.

(c)	Cost for federal income tax purposes is $168,850,531.
(d)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$45,101,687	$(1,693,402)	$43,408,285

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Mid Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 98.9%
CONSUMER DISCRETIONARY — 21.6%
Auto Components — 2.5%
BorgWarner, Inc. (a)	7,140	375,707
Cooper Tire & Rubber Co.	11,940	234,382
Lear Corp. (a)	1,910	150,756
Auto Components Total		760,845
Diversified Consumer Services — 1.9%
DeVry, Inc.	3,220	158,456
Grand Canyon Education, Inc. (a)	9,535	209,103
New Oriental Education & Technology Group, ADR (a)	1,910	186,378
Diversified Consumer Services Total		553,937
Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill, Inc. (a)	1,290	221,880
Ctrip.com International Ltd., ADR (a)	5,950	284,112
Las Vegas Sands Corp. (a)	5,750	200,388
Panera Bread Co., Class A (a)	2,030	179,878
Royal Caribbean Cruises Ltd. (a)	5,000	157,650
WMS Industries, Inc. (a)	5,510	209,766
Hotels, Restaurants & Leisure Total		1,253,674
Household Durables — 1.7%
Tempur-Pedic International, Inc. (a)	10,860	336,660
Whirlpool Corp.	2,100	170,016
Household Durables Total		506,676
Internet & Catalog Retail — 1.8%
NetFlix, Inc. (a)	1,010	163,782
priceline.com, Inc. (a)	1,100	383,174
Internet & Catalog Retail Total		546,956
Media — 2.1%
CBS Corp., Class B	11,350	180,011
Lamar Advertising Co., Class A (a)	5,170	164,509
McGraw-Hill Companies, Inc.	8,540	282,333
Media Total		626,853
Multiline Retail — 1.5%
Big Lots, Inc. (a)	6,540	217,455
Nordstrom, Inc.	6,080	226,176
Multiline Retail Total		443,631
Specialty Retail — 4.0%
Advance Auto Parts, Inc.	5,420	318,045
CarMax, Inc. (a)	5,460	152,116
Dick’s Sporting Goods, Inc. (a)	6,340	177,774

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
TJX Companies, Inc.	6,800	303,484
Urban Outfitters, Inc. (a)	8,140	255,921
Specialty Retail Total		1,207,340
Textiles, Apparel & Luxury Goods — 1.9%
Coach, Inc.	4,000	171,840
Hanesbrands, Inc. (a)	5,340	138,092
Lululemon Athletica, Inc. (a)	5,450	243,724
Textiles, Apparel & Luxury Goods Total		553,656
CONSUMER DISCRETIONARY TOTAL		6,453,568
CONSUMER STAPLES — 4.6%
Beverages — 0.5%
Hansen Natural Corp. (a)	3,310	154,312
Beverages Total		154,312
Food Products — 1.5%
Green Mountain Coffee Roasters, Inc. (a)	4,420	137,860
H.J. Heinz Co.	6,240	295,589
Food Products Total		433,449
Household Products — 0.6%
Clorox Co.	2,550	170,238
Household Products Total		170,238
Personal Products — 2.0%
Avon Products, Inc.	9,900	317,889
Herbalife Ltd.	4,880	294,508
Personal Products Total		612,397
CONSUMER STAPLES TOTAL		1,370,396
ENERGY — 7.3%
Energy Equipment & Services — 3.2%
Cameron International Corp. (a)	9,440	405,543
Core Laboratories NV	2,070	182,243
McDermott International, Inc. (a)	10,730	158,589
Seadrill Ltd.	7,023	203,597
Energy Equipment & Services Total		949,972
Oil, Gas & Consumable Fuels — 4.1%
Alpha Natural Resources, Inc. (a)	4,700	193,405
Concho Resources, Inc. (a)	5,848	386,962
Continental Resources, Inc. (a)	3,730	172,923
Denbury Resources, Inc. (a)	9,600	152,544
Frontline Ltd.	5,980	170,011

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Southwestern Energy Co. (a)	4,870	162,853
Oil, Gas & Consumable Fuels Total		1,238,698
ENERGY TOTAL		2,188,670
FINANCIALS — 6.4%
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	4,870	379,909
T. Rowe Price Group, Inc.	4,670	233,803
Capital Markets Total		613,712
Consumer Finance — 0.6%
Discover Financial Services	10,810	180,311
Consumer Finance Total		180,311
Diversified Financial Services — 1.9%
IntercontinentalExchange, Inc. (a)	2,130	223,054
Moody’s Corp.	5,750	143,635
MSCI, Inc., Class A (a)	5,650	187,636
Diversified Financial Services Total		554,325
Real Estate Investment Trusts (REITs) — 1.8%
Digital Realty Trust, Inc.	3,680	227,056
Nationwide Health Properties, Inc.	4,110	158,934
Plum Creek Timber Co., Inc.	4,550	160,615
Real Estate Investment Trusts (REITs) Total		546,605
FINANCIALS TOTAL		1,894,953
HEALTH CARE — 13.2%
Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	3,750	241,350
Dendreon Corp. (a)	4,100	168,838
Human Genome Sciences, Inc. (a)	5,590	166,526
Onyx Pharmaceuticals, Inc. (a)	4,791	126,387
Biotechnology Total		703,101
Health Care Equipment & Supplies — 2.2%
Gen-Probe, Inc. (a)	3,080	149,257
Intuitive Surgical, Inc. (a)	700	198,618
NuVasive, Inc. (a)	5,080	178,511
Thoratec Corp. (a)	3,575	132,203
Health Care Equipment & Supplies Total		658,589
Health Care Providers & Services — 4.6%
Brookdale Senior Living, Inc. (a)	10,190	166,199
Express Scripts, Inc. (a)	7,880	383,756
Laboratory Corp. of America Holdings (a)	4,870	381,954
Mednax, Inc. (a)	4,530	241,449

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Patterson Companies, Inc.	6,750	193,387
Health Care Providers & Services Total		1,366,745
Health Care Technology — 0.6%
Cerner Corp. (a)	2,190	183,938
Health Care Technology Total		183,938
Life Sciences Tools & Services — 2.8%
ICON PLC, ADR (a)	9,627	208,136
Illumina, Inc. (a)	5,711	280,981
Life Technologies Corp. (a)	7,310	341,304
Life Sciences Tools & Services Total		830,421
Pharmaceuticals — 0.7%
Watson Pharmaceuticals, Inc. (a)	4,990	211,127
Pharmaceuticals Total		211,127
HEALTH CARE TOTAL		3,953,921
INDUSTRIALS — 13.8%
Aerospace & Defense — 1.7%
BE Aerospace, Inc. (a)	4,760	144,275
ITT Corp.	2,890	135,339
Precision Castparts Corp.	1,754	223,372
Aerospace & Defense Total		502,986
Air Freight & Logistics — 1.6%
Atlas Air Worldwide Holdings, Inc. (a)	3,700	186,110
C.H. Robinson Worldwide, Inc.	4,240	296,461
Air Freight & Logistics Total		482,571
Airlines — 1.4%
Delta Air Lines, Inc. (a)	20,500	238,620
United Continental Holdings, Inc.	6,790	160,448
Airlines Total		399,068
Commercial Services & Supplies — 0.5%
Stericycle, Inc. (a)	2,160	150,077
Commercial Services & Supplies Total		150,077
Electrical Equipment — 0.9%
AMETEK, Inc.	5,730	273,722
Electrical Equipment Total		273,722
Machinery — 4.3%
AGCO Corp. (a)	4,020	156,820
Bucyrus International, Inc.	6,530	452,856
Cummins, Inc.	5,490	497,284
Pall Corp.	4,450	185,298
Machinery Total		1,292,258

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.6%
IHS, Inc., Class A (a)	2,620	178,160
Professional Services Total		178,160
Road & Rail — 2.1%
Kansas City Southern (a)	6,210	232,316
Landstar System, Inc.	4,630	178,811
Old Dominion Freight Line, Inc. (a)	8,670	220,391
Road & Rail Total		631,518
Trading Companies & Distributors — 0.7%
Fastenal Co.	3,690	196,271
Trading Companies & Distributors Total		196,271
INDUSTRIALS TOTAL		4,106,631
INFORMATION TECHNOLOGY — 21.7%
Communications Equipment — 1.0%
F5 Networks, Inc. (a)	2,860	296,896
Communications Equipment Total		296,896
Computers & Peripherals — 1.0%
NetApp, Inc. (a)	5,830	290,276
Computers & Peripherals Total		290,276
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies, Inc. (a)	7,000	233,590
Electronic Equipment, Instruments & Components Total		233,590
Internet Software & Services — 3.7%
Akamai Technologies, Inc. (a)	5,520	276,994
Baidu, Inc., ADR (a)	2,680	275,022
MercadoLibre, Inc. (a)	2,490	179,728
VeriSign, Inc. (a)	4,650	147,591
VistaPrint NV (a)	5,890	227,648
Internet Software & Services Total		1,106,983
IT Services — 4.1%
Alliance Data Systems Corp. (a)	6,770	441,810
Cognizant Technology Solutions Corp., Class A (a)	5,720	368,769
Teradata Corp. (a)	7,090	273,390
VeriFone Systems, Inc. (a)	5,100	158,457
IT Services Total		1,242,426
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	8,035	252,138
Cree, Inc. (a)	2,440	132,468
Marvell Technology Group Ltd. (a)	8,330	145,858

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
OmniVision Technologies, Inc. (a)	8,090	186,394
Xilinx, Inc.	8,630	229,644
Semiconductors & Semiconductor Equipment Total		946,502
Software — 7.9%
ANSYS, Inc. (a)	3,700	156,325
Autodesk, Inc. (a)	4,880	156,014
Citrix Systems, Inc. (a)	4,540	309,810
Intuit, Inc. (a)	3,140	137,563
Red Hat, Inc. (a)	10,850	444,850
Rovi Corp. (a)	7,915	398,995
Salesforce.com, Inc. (a)	2,690	300,742
TIBCO Software, Inc. (a)	26,600	471,884
Software Total		2,376,183
INFORMATION TECHNOLOGY TOTAL		6,492,856
MATERIALS — 5.6%
Chemicals — 1.3%
CF Industries Holdings, Inc.	4,040	385,820
Chemicals Total		385,820
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	2,630	202,431
Construction Materials Total		202,431
Containers & Packaging — 0.9%
Crown Holdings, Inc. (a)	10,030	287,460
Containers & Packaging Total		287,460
Metals & Mining — 2.7%
Agnico-Eagle Mines Ltd.	4,710	334,551
Cliffs Natural Resources, Inc.	4,800	306,816
Steel Dynamics, Inc.	11,820	166,780
Metals & Mining Total		808,147
MATERIALS TOTAL		1,683,858
TELECOMMUNICATION SERVICES — 4.0%
Wireless Telecommunication Services — 4.0%
American Tower Corp., Class A (a)	7,110	364,459
Crown Castle International Corp. (a)	5,300	233,995
NII Holdings, Inc. (a)	5,570	228,927

6

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
SBA Communications Corp., Class A (a)	8,750	352,625
Wireless Telecommunication Services Total		1,180,006
TELECOMMUNICATION SERVICES TOTAL		1,180,006
UTILITIES — 0.7%
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	12,370	194,456
Multi-Utilities Total		194,456
UTILITIES TOTAL		194,456
Total Common Stocks (cost of $22,345,314)		29,519,315

Total Investments — 98.9% (cost of $22,345,314)(b)(c)		29,519,315

Other Assets & Liabilities, Net — 1.1%		337,880

Net Assets — 100.0%		29,857,195

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Fund as of September 30, 2010.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $22,345,314.
(c)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,461,338	$(287,337)	$7,174,001

For the nine  months ended September 30, 2010, transactions in written put option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2009	—	—
Options written	43	$8,489
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(43)	(8,489)
Options outstanding at September 30, 2010	—	$—

Acronym	Name

ADR	American Depositary Receipt

8

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 19, 2010